CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	1 Months Ended
	Apr. 30, 2012	May 31, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2007	Aug. 31, 2007	Jul. 31, 2007	Mar. 31, 2007	Feb. 28, 2006	Jul. 31, 2005	Jan. 31, 2004	Dec. 31, 2003	Jun. 30, 2000	Mar. 31, 1999	Feb. 28, 1999	Dec. 31, 1998	Nov. 30, 1998	May 31, 1998	Mar. 31, 1997	Apr. 30, 2012 First Equity Issuance [Member]	Mar. 31, 2012 First Equity Issuance [Member]	Dec. 31, 2011 First Equity Issuance [Member]	Sep. 30, 2011 First Equity Issuance [Member]	Sep. 30, 2010 First Equity Issuance [Member]	Nov. 30, 2009 First Equity Issuance [Member]	Sep. 30, 2009 First Equity Issuance [Member]	Dec. 31, 2006 First Equity Issuance [Member]	Mar. 31, 2000 First Equity Issuance [Member]	Apr. 30, 2012 Second Equity Issuance [Member]	Mar. 31, 2012 Second Equity Issuance [Member]	Dec. 31, 2011 Second Equity Issuance [Member]	Sep. 30, 2011 Second Equity Issuance [Member]	Sep. 30, 2010 Second Equity Issuance [Member]	Nov. 30, 2009 Second Equity Issuance [Member]	Sep. 30, 2009 Second Equity Issuance [Member]	Dec. 31, 2006 Second Equity Issuance [Member]	Mar. 31, 2000 Second Equity Issuance [Member]	Dec. 31, 2011 Third Equity Issuance [Member]	Sep. 30, 2010 Third Equity Issuance [Member]	Sep. 30, 2009 Third Equity Issuance [Member]
Issuance of common stock, per share	$ 0.06	$ 0.042	$ 0.4	$ 0.3	$ 0.3	$ 0.06	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.5	$ 0.5	$ 0.05	$ 0.25	$ 0.25		$ 0.656	$ 0.81	$ 0.75	$ 0.75	$ 1.25	$ 1.0	$ 0.06	$ 0.06	$ 0.02	$ 0.1	$ 0.3	$ 0.18	$ 0.15	$ 0.7	$ 0.5	$ 0.06	$ 0.06	$ 0.04	$ 0.16	$ 0.3	$ 0.24	$ 0.1	$ 0.5	$ 0.455	$ 0.04	$ 0.3	$ 0.1
Issuance of common stock, issuance date	Apr. 30, 2012	May 31, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2007	Aug. 31, 2007	Jul. 31, 2007	Mar. 31, 2007	Feb. 28, 2006	Jul. 31, 2005	Jan. 31, 2004	Dec. 31, 2003	Jun. 30, 2000	Mar. 31, 1999	Feb. 28, 1999	Dec. 31, 1998	Nov. 30, 1998	May 31, 1998	Mar. 31, 1997	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2010	Nov. 30, 2009	Sep. 30, 2009	Dec. 31, 2006	Mar. 31, 2000	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2009	Sep. 30, 2009	Dec. 31, 2006	Mar. 31, 2000	Dec. 31, 2011	Sep. 30, 2010	Sep. 30, 2009
Issuance of common stock, shares				1,126,111
Issuance of common stock, issuance costs												$ 110,000										$ 4,842